Investments	12 Months Ended
Dec. 31, 2015
Investments

Note 9 Investments

Scene, LLC

On November 25, 2011, the Company consummated a unit purchase agreement with Scene, LLC (“Scene”), a U.S.-based provider of broadband speed testing and web-based network diagnostic applications, pursuant to which the Company acquired a 15% interest in Scene for a cash consideration of $9,750. In addition, on November 25, 2011, the Company entered into a put and call agreement with Scene. Scene exercised its call option and on May 31, 2013, Scene repurchased the Company’s interest at $9,750 and the Company derecognized the investment in Scene in the same amount.

The Company accounted for its investment in Scene as a debt security as the risks and rewards associated with the investment were retained by Scene because of impact of the put and call options. During the financial years 2013, 2014 and 2015, the Company received distributions of $225, nil and nil, respectively, which were recorded as dividend income in other income (expense).

Wireless Interaction & NFC Accelerator 2013 B.V.

In 2013, the Company acquired a 10% share in Wireless Interactions & NFC Accelerator 2013 B.V. for cash consideration of $160. The Company accounts for this investment under the cost method.

Kernel Labs LLC

On September 17, 2015, the Company acquired a 2.4% interest in Kernel Labs LLC for cash consideration of $500. The Company accounts for this investment under the cost method.